HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held-for-sale
The following is a summary of the assets and liabilities classified as held for sale as at June 30, 2025:

AS AT JUN. 30, 2025 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate (Core and Transitional & Development)[1]	Real Estate (LP Investments) and Other[1]	Total
Assets
Cash and cash equivalents	$24	$28	$49	$1	$124	$226
Accounts receivable and other	38	231	449	69	93	880
Equity accounted investments	67	522	1	(1)	—	589
Investment properties	—	3,591	—	1,115	10,454	15,160
Property, plant and equipment	1,706	3	330	—	96	2,135
Intangible assets	—	2	153	—	1	156
Goodwill	—	348	163	—	—	511
Other long-term assets	33	—	—	—	17	50
Deferred income tax assets	2	—	3	—	4	9
Assets classified as held for sale	$1,870	$4,725	$1,148	$1,184	$10,789	$19,716
Liabilities
Accounts payable and other	$169	$204	$240	$47	$3,319	$3,979
Non-recourse borrowings of managed entities	574	2,192	479	—	1,218	4,463
Deferred income tax liabilities	195	395	44	—	347	981
Liabilities associated with assets classified as held for sale	$938	$2,791	$763	$47	$4,884	$9,423
1.Real estate core and transitional and development investments are included in our Real Estate segment. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
As at June 30, 2025, assets held for sale primarily relate to:
•Eight office assets, three retail assets, ten hotels, and one multifamily asset in the U.S., a logistics asset in Spain, our Australia senior living portfolio, our student housing portfolio in Europe, and our net lease real estate operating platform, all in our LP investments included within our Asset Management segment;
•Six office assets and one retail asset in the U.S. included within our Real Estate segment;
•A 633 MW under construction solar asset in India, our partial interest in a multi-national distributed generation development business, a 315 MW portfolio of operating wind assets in Australia, as well as 650 MW of wind, solar, and battery projects in Australia within our Renewable Power and Transition segment;
•Our partial interest in a European hyperscale data center platform within our Infrastructure segment; and
•Our returnable plastic packaging operation and a non-core business in our Indian non-bank financial services operation within our Private Equity segment.